Segmented Information (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure of operating segments [abstract]
Summary of Results by Business Segment
Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB), which means that the value of non-taxable
or
tax-exempt
income, primarily dividends, is adjusted to its equivalent
before-tax
value. Using TEB allows the Bank to measure income from all securities and loans consistently and makes for a more meaningful comparison of net interest income with similar institutions. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
The
following table summarizes the segm
e
nt results for the years ended October 31, 2022 and October 31, 2021.

Results by Business Segment 1
(millions of Canadian dollars)	For the years ended October 31
						2022
	Canadian Personal and Commercial Banking	U.S. Retail	Wealth Management and Insurance	Wholesale Banking 2	Corporate 2	Total
Net interest income (loss)	$12,396	$9,604	$945	$2,937	$1,471	$27,353

Non-interest income (loss)	4,190	2,821	9,915	1,894	2,859	21,679

Total revenue	16,586	12,425	10,860	4,831	4,330	49,032
Provision for (recovery of) credit losses	491	335	1	37	203	1,067
Insurance claims and related expenses	–	–	2,900	–	–	2,900

Non-interest expenses	7,176	6,920	4,711	3,033	2,801	24,641

Income (loss) before income taxes and share of net income from investment in Schwab	8,919	5,170	3,248	1,761	1,326	20,424
Provision for (recovery of) income taxes	2,361	625	853	436	(289)	3,986

Share of net income from investment in Schwab 3,4	–	1,075	–	–	(84)	991
Net income (loss)	$6,558	$5,620	$2,395	$1,325	$1,531	$17,429

						2021
Net interest income (loss)	$11,195	$8,074	$762	$2,630	$1,470	$24,131

Non-interest income (loss)	3,722	2,684	9,827	2,070	259	18,562

Total revenue	14,917	10,758	10,589	4,700	1,729	42,693
Provision for (recovery of) credit losses	256	(250)	2	(118)	(114)	(224)
Insurance claims and related expenses	–	–	2,707	–	–	2,707

Non-interest expenses	6,648	6,417	4,355	2,709	2,947	23,076

Income (loss) before income taxes and share of net income from investment in Schwab	8,013	4,591	3,525	2,109	(1,104)	17,134
Provision for (recovery of) income taxes	2,128	504	929	539	(479)	3,621

Share of net income from investment in Schwab 3,4	–	898	–	–	(113)	785
Net income (loss)	$5,885	$4,985	$2,596	$1,570	$(738)	$14,298

1
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest
expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

2	Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
3
The
after-tax
amounts for amortization of acquired intangibles and the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

4	The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to Note 12 for further details.

Total Assets by Business Segment
(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail	Wealth Management and Insurance	Wholesale Banking	Corporate	Total
	As at October 31, 2022
Total assets	$526,374	$585,297	$23,721	$635,094	$147,042	$1,917,528

	As at October 31, 2021
Total assets	$484,857	$559,503	$24,579	$514,681	$145,052	$1,728,672

Summary of Results by Geographic Location

Results by Geography
(millions of Canadian dollars)	For the years ended October 31	As at October 31
	2022	2022
	Total revenue	Total assets

Canada	$29,244	$1,014,344
United States	18,442	760,700

Other international	1,346	142,484
Total	$49,032	$1,917,528

	2021	2021
Canada	$26,664	$935,856
United States	14,091	652,829

Other international	1,938	139,987
Total	$42,693	$1,728,672